FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value asset transfers, Level 2 to Level 1		$ 0
Fair value liabilities transfers, Level 2 to Level 1		0
Level 1 | Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 48,625	$ 58,418